Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease liabilities [abstract]
Balance - beginning of period			$ 903	$ 1,522	$ 1,522
Interest paid as charged to comprehensive income (loss) as other finance costs			(17)		(66)
Payment against lease liabilities	$ (49)	$ (152)	(248)	$ (462)	(614)
Modification of lease liability			(463)
Impact of foreign exchange rate changes			26		61
Balance - end of period	201		201		903
Current lease liabilities	125		125		648
Non-current lease liabilities	$ 76		$ 76		$ 255